Details of expense relating to defined benefit plans by nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure - Details of expense relating to defined benefit plans by nature [Abstract]
Defined benefit allocated to Cost of sales	₩ 397,442	₩ 580,623	₩ 308,672
Defined benefit allocated to Selling, general and administrative expense	94,846	120,455	51,903
Defined benefit allocated to others	55,711	80,669	54,109
Defined benefit	₩ 547,999	₩ 781,747	₩ 414,684